Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Ordinary shares	The share capital as of December 31, 2023 and 2022 is comprised of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) par value as follows:
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2023		December 31, 2022

Ordinary shares	1,200,000,000	182,942,418	1,200,000,000	147,134,792

Schedule of Stock Option Activities and Related Information	A summary of the Company’s option activities and related information for the year ended December 31, 2022, is as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2022	18,323,222	$0.12
Granted	6,600,000	0.07
Forfeited	(2,655,464)	0.10

Outstanding as of December 31, 2022	22,267,758	$0.11	4.66	$—

Exercisable as of December 31, 2022	15,999,078	$0.12	4.00	$—
A summary of the Company’s option activities and related information for the year ended December 31, 2023, is as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic- value

Outstanding as of January 1, 2023	22,267,758	$0.11
Granted	5,799,322	0.07
Forfeited	(4,232,333)	0.14

Outstanding as of December 31, 2023	23,834,747	0.09	4.47	$—

Exercisable as of December 31, 2023	15,521,065	0.09	3.53	$—

Schedule of Options Granted to Officers, Directors, Employees, Consultants and Service Providers	The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2022 have been classified into exercise prices as follows:
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451	1.8	4,451	1.8
0.068	13,728,037	4.0	13,649,773	4.0
0.07	7,303,436	6.5	1,113,020	5.4
0.27	739,000	3.0	739,000	3.0
0.34	8,020	0.9	8,020	0.9
0.92	455,501	1.5	455,501	1.5
$5.73	29,313	0.9	29,313	0.9
	22,267,758		15,999,078
The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2023 have been classified into exercise prices as follows:
	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.03	4,451	0.8	4,451	0.8
0.068	11,175,162	3.0	11,175,162	3.0
0.07	11,767,134	6.1	3,453,452	5.6
0.27	541,500	1.9	541,500	1.9
$0.92	346,500	1.0	346,500	1.0
	23,834,747		15,521,065

Schedule of Stock Based Compensation	Stock based compensation were recorded as follows:
	Year Ended December 31,
	2023	2022	2021

Research and Development	$41	$130,637	$147,696
Sales and Marketing	—	30,804	47,031
General and Administrative	68,210	319,501	263,646

	$68,251	$480,942	$458,373

Schedule of Outstanding Warrants	The Company’s outstanding warrants classified as equity as of December 31, 2022 are as follows
Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	(**)
200,001	2018		0.50		2023	(**)
27,857,140	2022		$0.07		2024(***)	See Note 10.b.4.

28,403,734
(*)	Represents an amount lower than $0.01.
(**)	Issued in connection with the 2018, 2013 and 2009 arrangements.
(***)	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.
Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
28,571,425	2022		0.07		2024(***)	See Note 10.b.4.
11,428,570	2023		$0.07		2025	See Note 10.b.5.

40,117,204
(*)	Represents an amount lower than $0.01.
(**)	Issued in connection with a 2009 arrangement.
(***)	The earlier of (i) the closing of a subsequent offering of Company securities by the Company to qualified investors with an effective price per Ordinary Share of at least $0.20 and (ii) the second anniversary of the issuance of such warrant.